Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.5%
Dexco SA	876,083	$1,122,231
Klabin SA	2,571,792	9,715,413
Suzano SA	1,033,247	9,540,061
		20,377,705
Canada — 10.5%
Canfor Corp.(a)	282,671	4,448,832
Interfor Corp.(a)	248,224	3,849,855
Stella-Jones Inc.	126,274	4,524,974
West Fraser Timber Co. Ltd.	134,678	9,724,866
		22,548,527
China — 2.3%
Nine Dragons Paper Holdings Ltd.	5,347,000	4,861,157

Finland — 9.1%
Stora Enso OYJ, Class R	777,556	10,963,148
UPM-Kymmene OYJ	225,801	8,449,778
		19,412,926
Ireland — 5.5%
Smurfit Kappa Group PLC	319,028	11,823,281

Japan — 10.0%
Daio Paper Corp.	302,600	2,321,659
Nippon Paper Industries Co. Ltd.	459,400	3,405,250
Oji Holdings Corp.	2,051,100	8,284,365
Sumitomo Forestry Co. Ltd.	416,700	7,364,424
		21,375,698
Portugal — 1.6%
Altri SGPS SA	268,492	1,436,984
Navigator Co. SA (The)	512,305	1,894,179
		3,331,163
South Africa — 2.8%
Sappi Ltd.(a)	2,080,477	6,029,144

Sweden — 12.6%
Billerud AB	457,054	5,575,445
Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	237,103	$9,423,651
Svenska Cellulosa AB SCA, Class B	944,521	11,962,040
		26,961,136
United Kingdom — 3.9%
Mondi PLC	497,915	8,420,192

United States — 31.7%
International Paper Co.	278,893	9,658,064
Mercer International Inc.	202,988	2,362,780
PotlatchDeltic Corp.	218,698	9,620,525
Rayonier Inc.	344,707	11,361,543
Sylvamo Corp.	118,664	5,765,884
Westrock Co.	344,281	12,104,920
Weyerhaeuser Co.	552,388	17,124,028
		67,997,744

Total Long-Term Investments — 99.5%
(Cost: $239,151,492)		213,138,673

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)(c)	350,000	350,000

Total Short-Term Securities — 0.2%
(Cost: $350,000)		350,000

Total Investments — 99.7%
(Cost: $239,501,492)		213,488,673

Other Assets Less Liabilities — 0.3%		730,278

Net Assets — 100.0%		$214,218,951

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$691	(b)	$—		$(691)	$—	$—	—	$16,308	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	—		(120,000	)(b)	—	—	350,000	350,000	3,030		—
						$(691)	$—	$350,000		$19,338		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	8	03/17/23	$1,544	$(37,130)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$96,575,415	$116,563,258	$—	$213,138,673
Money Market Funds	350,000	—	—	350,000
	$96,925,415	$116,563,258	$—	$213,488,673
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(37,130)	$—	$—	$(37,130)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2